Goodwill and Other Intangible Assets 1 (Details) (USD $)															1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		11 Months Ended
	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Apr. 28, 2013 Europe [Member]	Apr. 29, 2012 Europe [Member]	Apr. 27, 2011 Europe [Member]	Apr. 28, 2013 Asia/Pacific [Member]	Apr. 29, 2012 Asia/Pacific [Member]	Apr. 27, 2011 Asia/Pacific [Member]	Apr. 28, 2013 Rest of World [Member]	Apr. 29, 2012 Rest of World [Member]	Apr. 27, 2011 Rest of World [Member]	Jun. 08, 2013 H.J. Heinz Holding Corporation [Member]	Jun. 07, 2013 H.J. Heinz Holding Corporation [Member]	Jun. 07, 2013 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]	Jun. 07, 2013 Predecessor [Member] North American Consumer Products [Member]	Apr. 28, 2013 Predecessor [Member] North American Consumer Products [Member]	Apr. 29, 2012 Predecessor [Member] North American Consumer Products [Member]	Jun. 07, 2013 Predecessor [Member] Europe [Member]	Apr. 28, 2013 Predecessor [Member] Europe [Member]	Apr. 29, 2012 Predecessor [Member] Europe [Member]	Jun. 07, 2013 Predecessor [Member] Asia/Pacific [Member]	Apr. 28, 2013 Predecessor [Member] Asia/Pacific [Member]	Apr. 29, 2012 Predecessor [Member] Asia/Pacific [Member]	Jun. 07, 2013 Predecessor [Member] U.S. Foodservice [Member]	Apr. 28, 2013 Predecessor [Member] U.S. Foodservice [Member]	Apr. 29, 2012 Predecessor [Member] U.S. Foodservice [Member]	Jun. 07, 2013 Predecessor [Member] Rest of World [Member]	Apr. 28, 2013 Predecessor [Member] Rest of World [Member]	Apr. 29, 2012 Predecessor [Member] Rest of World [Member]	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] North American Consumer Products [Member]	Dec. 29, 2013 Successor [Member] Europe [Member]	Dec. 29, 2013 Successor [Member] Asia/Pacific [Member]	Dec. 29, 2013 Successor [Member] U.S. Foodservice [Member]	Dec. 29, 2013 Successor [Member] Rest of World [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance													$ 15,016,807,000	$ 15,020,000,000	$ 3,079,250,000	$ 3,185,527,000	$ 3,298,441,000		$ 1,101,927,000	$ 1,107,075,000	$ 1,111,737,000	$ 1,105,461,000	$ 1,145,288,000	$ 1,221,240,000	$ 359,842,000	$ 395,199,000	$ 392,080,000	$ 256,775,000	$ 257,674,000	$ 257,674,000	$ 255,245,000	$ 280,291,000	$ 315,710,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Purchase accounting adjustments																	780,000				0			(600,000)			0			0			1,380,000	(521,042,000)	(122,842,000)	(105,383,000)	(210,647,000)	(55,763,000)	(26,407,000)
Disposals																(1,426,000)	(1,532,000)			0	0		(527,000)	(1,532,000)		0	0		(899,000)	0		0	0
Translation adjustments															(23,069,000)	63,899,000	112,162,000		(409,000)	5,148,000	4,662,000	9,849,000	39,300,000	73,820,000	(16,523,000)	(5,595,000)	(3,119,000)	0	0	0	(15,986,000)	25,046,000	36,799,000	53,255,000	(52,976,000)	191,063,000	(69,438,000)	0	(15,394,000)
Impairment loss															0	(36,000,000)	0	0		0			0			(36,000,000)			0			0		0
Goodwill allocated to discontinued operations																(4,952,000)				0			0			(4,952,000)			0			0
Merger (see Note 4)																																		15,537,849,000	8,641,059,000	3,626,692,000	1,501,847,000	1,444,100,000	324,151,000
Goodwill, Ending Balance													15,016,807,000	15,020,000,000	3,056,181,000	3,079,250,000	3,185,527,000	3,298,441,000	1,101,518,000	1,101,927,000	1,107,075,000	1,115,310,000	1,105,461,000	1,145,288,000	343,319,000	359,842,000	395,199,000	256,775,000	256,775,000	257,674,000	239,259,000	255,245,000	280,291,000	15,070,062,000	8,465,241,000	3,712,372,000	1,221,762,000	1,388,337,000	282,350,000
Goodwill, accumulated impairment loss	$ 120,600,000	$ 84,700,000	$ 84,700,000	$ 54,500,000	$ 54,500,000	$ 54,500,000	$ 38,700,000	$ 2,700,000	$ 2,700,000	$ 27,400,000	$ 27,400,000	$ 27,400,000